Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Cost and Estimated Earnings in Excess of Billings

	As of December 31,
	2019	2020
	RMB	RMB	US$
Contracts costs incurred plus estimated earnings	28,797	28,797	4,413
Less: Progress billings	(14,585)	(28,080)	(4,303)

	14,212	717	110

Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Revenue by Customer Incorporation Location
The following table presents revenue by customer incorporation location for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018		2019		2020
	RMB	%	RMB	%	RMB	US$	%
PRC	66,465	100%	109,760	90%	164,153	25,157	91%
North America	—	—	3,445	3%	6,878	1,054	4%
East Asia	—	—	—	—	4,550	697	3%
Europe	—	—	5,035	4%	2,388	366	1%
West Asia	—	—	2,777	2%	2,124	326	1%
Other	22	—	797	1%	—	—	—

Total net revenues	66,487	100%	121,814	100%	180,093	27,600	100%